Fair Value Assets and Liabilities Measured on Recurring Basis (Detail) - Restricted cash - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 194.5	$ 156.7	$ 257.7
Foreign currency derivatives	7.6	0.8
Financial liabilities	0.9
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	194.5	156.7	257.7
Foreign currency derivatives	7.6	0.8
Financial liabilities	0.9
Fair value		157.7	257.7
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	123.2
Fair Value, Measurements, Recurring | Quoted prices in active markets for identical assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	194.5	156.7	257.7
Foreign currency derivatives		0.0
Fair value		156.7	257.7
Fair Value, Measurements, Recurring | Quoted prices in active markets for identical assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	123.2
Fair Value, Measurements, Recurring | Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents		0.0	0.0
Foreign currency derivatives	7.6	0.8
Financial liabilities	$ 0.9
Fair value		0.8	0.0
Fair Value, Measurements, Recurring | Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents		0.0	0.0
Foreign currency derivatives		0.0
Fair value		$ 0.0	$ 0.0